ACCRUED EXPENSES (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities [Line Items]
Accrued payroll	$ 140,573	$ 112,315	$ 236,553
Accrued employee benefits and pension expenses	94,220	110,305	88,813
Accrued professional fees	71,996	108,705	68,419
Accrued taxes	56,321	21,337	10,085
Accrued bonus	38,463	78,041	66,037
Accrued legal settlement	6,962	17,089	105,715
Accrued office rent and management fees	0	48,899	14,630
Other	45,189	64,014	54,897
Total	$ 453,724	$ 560,705	$ 645,149